Long-Term Debt (Other Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2013	Jul. 08, 2010
Level 3 [Member]
Debt Instrument [Line Items]
Debt at fair value	$ 1,900.0
Notes Payable, Six Percent [Member] | Other Notes Payables [Member]
Debt Instrument [Line Items]
Face amount				$ 1.2
Other Notes Payable, Noncurrent	$ 1.0	$ 1.0
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Notes Payable, Four Percent [Member] | Other Notes Payables [Member]
Debt Instrument [Line Items]
Face amount			$ 3.0
Other Notes Payable, Noncurrent	$ 2.5	$ 2.5
Debt Instrument, Interest Rate, Stated Percentage	4.00%